SECURITIES	12 Months Ended
Dec. 31, 2013
SECURITIES
SECURITIES

NOTE 2 - SECURITIES

The fair value of securities available-for-sale and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government-sponsored entities	$8,997	$1	$(90)	$8,906
Residential agency mortgage-backed	55,484	231	(817)	54,898

Total	$64,481	$232	$(907)	$63,804

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government-sponsored entities	$6,000	$4	$(3)	$6,001
Residential agency mortgage-backed	63,269	1,060	(19)	64,310

Total	$69,269	$1,064	$(22)	$70,311

The amortized cost, unrecognized gains and losses, and fair values of securities held-to-maturity were as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value

Residential agency mortgage-backed	$15	$1	$—	$16
State and municipal	320	14	—	334

	$335	$15	$—	$350

	December 31, 2012
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value

Residential agency mortgage-backed	$21	$1	$—	$22
State and municipal	320	24	—	344

	$341	$25	$—	$366

Expected maturities of securities at December 31, 2013 were as follows.  Securities not due at a single maturity date (mortgage-backed securities) are shown separately.

	Available-for-Sale		Held-to-Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due after one year through five years	$6,998	$6,971	$150	$158
Due after five years through ten years	1,999	1,935	170	176
Residential agency mortgage-backed	55,484	54,898	15	16

	$64,481	$63,804	$335	$350

Securities with a carrying value of approximately $5,238 and $5,414 at December 31, 2013 and December 31, 2012 were pledged to secure public deposits and for other purposes as required or permitted by law.

The proceeds from sales of securities and the associated gains are listed below:

	2013	2012

Proceeds from sale	$8,580	$10,798
Gross realized gains	182	277

Securities with unrealized losses not recognized in income, by length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	December 31, 2013
	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
U.S. government-sponsored entities	$6,906	$(90)	$—	$—	$6,906	$(90)
Residential agency mortgage-backed	30,170	(548)	5,349	(269)	35,519	(817)

Total temporarily impaired	$37,076	$(638)	$5,349	$(269)	$42,425	$(907)

	December 31, 2012
	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
U.S. government-sponsored entities	$2,997	$(3)	$—	$—	$2,997	$(3)
Residential agency mortgage-backed	8,029	(19)	—	—	8,029	(19)

Total temporarily impaired	$11,026	$(22)	$—	$—	$11,026	$(22)

Unrealized losses on securities have not been recognized because the issuer’s securities are of high credit quality (rated AA or higher), management does not intend to sell and it is not more likely than not that management would be required to sell the securities prior to their anticipated recovery, and the decline in fair value was largely due to changes in interest rates.  The fair value is expected to recover as the securities approach maturity.